Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Property and Equipment, Net [Abstract]
Schedule of property and equipment, net
	December 31,
	2016	2017

Technology infrastructure	$10,344,659	$11,322,883
Computer equipment	2,123,332	2,134,959
Furniture, fixtures and equipment	3,799,154	3,906,408
Motor vehicle	1,040,999	1,126,504
Leasehold improvements	4,751,864	4,480,845
	22,060,008	22,971,599
Less: accumulated depreciation	(14,661,875)	(16,086,338)
	$7,398,133	$6,885,261